Stockholders' Equity - Preferred Stock Outstanding (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 12,276
Cumulative Convertible Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding		12,193
Cumulative Convertible Preferred Stock | Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,358	1,338
Cumulative Convertible Preferred Stock | Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	480	472
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	7,196	7,168
Cumulative Convertible Preferred Stock | Series E Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 3,242	$ 3,215